REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
REGULATORY MATTERS

NOTE 11 – REGULATORY MATTERS

            The Corporation and the Bank are subject to federal regulatory risk-adjusted capital adequacy standards.  Failure to meet capital adequacy requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that could have a material adverse effect on the operating results and financial condition of the Corporation and the Bank.  The applicable regulations require the Bank to meet specific capital adequacy guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital classification is also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

            Quantitative measures established by regulation to ensure capital adequacy require the Corporation and the Bank to maintain minimum amounts and ratios of Total Capital and Tier I Capital to risk-weighted assets and of Tier I Capital to average assets.  Actual capital amounts and ratios are presented in the table below (dollars in thousands).  Management believes, as of December 31, 2011, that the Corporation and the Bank met all capital adequacy requirements to which they were subject.

			For Minimum Capital		For Minimum Regulatory
(Dollars in Thousands)	Actual		Adequacy Purposes		Compliance Purposes
As of December 31, 2011	Amount	Ratio	Amount	Ratio > or =	Amount	Ratio > or =
Total Capital (to Risk Weighted
Assets) Consolidated	$ 107,199	16.82%	$ 50,986	8.00%	$ -	-
Bank	104,199	16.45%	50,674	8.00%	63,343	10.00%
Tier I Capital (to Risk Weighted
Assets) Consolidated	99,266	15.57%	25,502	4.00%	-	-
Bank	96,266	15.20%	25,336	4.00%	38,000	6.00%
Tier I Capital (to Average
Assets) Consolidated	99,266	10.03%	39,588	4.00%	-	-
Bank	96,266	9.73%	39,563	4.00%	49,469	5.00%
As of December 31, 2010
Total Capital (to Risk Weighted
Assets) Consolidated	$ 106,147	16.21%	$ 52,386	8.00%	$ -	-
Bank	103,093	15.84%	52,067	8.00%	65,084	10.00%
Tier I Capital (to Risk Weighted
Assets) Consolidated	97,994	14.96%	26,188	4.00%	-	-
Bank	94,940	14.58%	26,040	4.00%	39,070	6.00%
Tier I Capital (to Average
Assets) Consolidated	97,994	10.39%	37,726	4.00%	-	-
Bank	94,940	10.07%	37,709	4.00%	47,140	5.00%